STOCKHOLDERS' EQUITY (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 18 – STOCKHOLDERS’ EQUITY
The Consolidated Statements of Changes in Stockholders’ Equity reflect the reverse recapitalization on June 14, 2022, as discussed in Note 9, Business Combination, to these consolidated financial statements. Because the Company was determined to be the accounting acquirer in the transaction, all periods presented prior to consummation of the transaction reflect the historical activity and balances of Legacy SpringBig, Inc. (other than common stock and potentially issuable shares underlying stock options which have been retroactively restated).
Immediately after giving effect to the business combination, the following equity securities of SpringBig were issued and outstanding: (i) 5,752,388 shares of SpringBig common stock issued to the holders of Tuatara Class A ordinary shares and Tuatara Class B ordinary shares that automatically convert into Tuatara Class A ordinary shares upon the occurrence of the business combination in accordance with Tuatara’s amended and restated memorandum and articles of association as consideration in the business combination (comprised of 1,752,388 Class A ordinary shares after giving effect to the redemptions and the issuance of shares to public shareholders who did not elect to redeem their public shares and 4,000,000 Class B ordinary shares that converted into common stock), (ii) 18,196,526 shares of SpringBig common stock issued to the stockholders of SpringBig as consideration in the business combination, (iii) 10,000,000 warrants to purchase shares of SpringBig common stock issued to holders of the Public Shares upon conversion of warrants to purchase Tuatara Class A ordinary shares in connection with the business combination (each, a “New SpringBig Public Warrant”), (iv) 6,000,000 warrants to purchase shares of SpringBig common stock issued to Sponsor (as defined below) upon conversion of warrants to purchase Tuatara Class A Common Stock, and (v) 1,310,000 shares of SpringBig common stock issued to private investors (the “PIPE Investors”) in the PIPE Financing, plus 31,356 shares paid to certain PIPE Investors pursuant to the Convertible Notes.
Prior to the consummation of the business combination, the capital stock of Legacy SpringBig consisted of Series A, B and Seed preferred stock which was automatically convertible into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of majority of preferred stockholders. The conversion rate of all preferred stock was at a one to one ratio to common stock. The preferred shares of stock were converted to SpringBig common stock at the Closing Date.
With the consummation of the business combination, Legacy SpringBig issued and outstanding shares were converted into shares of SpringBig common stock as follows:

	Legacy SpringBig	Conversion Rate	SpringBig
Series B Preferred	4,585,202	0.59289	2,718,522
Series A Preferred	5,088,944	0.59289	3,017,184
Series Seed Preferred	6,911,715	0.59289	4,097,887
Common Stock	14,105,371	0.59289	8,362,933
	30,691,232		18,196,526
Sponsor Escrow Agreement
At the time of the Closing, TCAC Sponsor, LLC, a Delaware limited liability company (“Sponsor”), Tuatara and certain independent members of Tuatara’s board of directors entered into an escrow agreement (“Sponsor Escrow Agreement”), providing that (i) immediately following the Closing, Sponsor and certain of Tuatara’s board of directors’ independent directors shall deposit an aggregate of 1,000,000 shares of our Common Stock (such deposited shares, the “Sponsor Earnout Shares”) into escrow, (ii) the Sponsor Earnout Shares shall be released to the Sponsor if the closing price of our Common Stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30) trading-day period ending at any time after the Closing Date and before the fifth anniversary of the Closing Date, and (iii) the Sponsor Earnout Shares will be terminated and canceled by us if such condition is not met by the fifth anniversary of the Closing Date.
Contingent and Earnout Shares
The holders of Legacy SpringBig’s common stock and the “engaged option holders” (employees or engaged consultants of Legacy SpringBig who held Legacy SpringBig options at the effective time of the merger and who remains employed or engaged by Legacy SpringBig at the time of such payment of contingent shares) shall be entitled to receive their pro rata portion of such number of shares, fully paid and free and clear of all liens other than applicable federal and state securities law restrictions, as set forth below upon satisfaction of any of the following conditions:
a.
7,000,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $12.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date;

b.
2,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $15.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date; and

c.
1,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $18.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date.

With the consummation of the business combination, the Company’s authorized capital stock is 350,000,000 shares, consisting of 300,000,000 shares of common stock and 50,000,000 shares of preferred stock, with par value of 0.0001 per share.

NOTE 20 – STOCKHOLDERS’ EQUITY
The Consolidated Statements of Changes in Stockholders' Equity reflect the reverse recapitalization on June 14, 2022, as discussed in Note 9, Business Combination, to these consolidated financial statements. Because the Company was determined to be the accounting acquirer in the transaction, all periods presented prior to consummation of the transaction reflect the historical activity and balances of Legacy SpringBig, Inc. (other than common stock and potentially issuable shares underlying stock options which have been retroactively restated).
Immediately after giving effect to the business combination, the following equity securities of the SpringBig, were issued and outstanding: (i) 5,752,388 shares of SpringBig, common stock issued to the holders of Tuatara Class A ordinary shares and Tuatara Class B ordinary shares that automatically convert into Tuatara Class A ordinary shares upon the occurrence of the business combination in accordance with Tuatara’s amended and restated memorandum and articles of association as consideration in the business combination (comprised of 1,752,388 Class A ordinary shares after giving effect to the redemptions and the issuance of shares to public shareholders who did not elect to redeem their public shares and 4,000,000 Class B ordinary shares that converted into common stock), (ii) 18,196,526 shares of SpringBig common stock issued to the stockholders of SpringBig as consideration in the business combination, (iii) 10,000,000 warrants to purchase shares of SpringBig common stock issued to holders of the Public Shares upon conversion of warrants to purchase Tuatara Class A ordinary shares in connection with the business combination (each, a “New SpringBig Public Warrant”), (iv) 6,000,000 warrants to purchase shares of SpringBig common stock issued to Sponsor upon conversion of warrants to purchase Tuatara Class A Common Stock, and (v) 1,310,000 shares of SpringBig common stock issued to private investors (the “PIPE Investors”) in the PIPE Financing, plus 31,356 shares paid to certain PIPE Investors pursuant to the Convertible Notes.
Prior to the consummation of the business combination, the capital stock of Legacy SpringBig consisted of Series A, B and Seed preferred stock which was automatically convertible into common stock at the earlier of a $50.0 million initial public offering or vote of 63% of majority of preferred stockholders. The conversation rate of all preferred stock was at a one to one ratio to common stock. The preferred shares of stock were converted to SpringBig common stock at the Closing Date.
With the consummation of the business combination, Legacy SpringBig. issued and outstanding shares were converted into shares of SpringBig common stock as follows:
	Legacy SpringBig	Conversion Rate	SpringBig
Series B Preferred	4,585,202	0.59289	2,718,522
Series A Preferred	5,088,944	0.59289	3,017,184
Series Seed Preferred	6,911,715	0.59289	4,097,887
Common Stock	14,105,371	0.59289	8,362,933
	30,691,232		18,196,526
Sponsor Escrow Agreement
At the time of the Closing, TCAC Sponsor, LLC, a Delaware limited liability company (“Sponsor”), Tuatara and certain independent members of Tuatara’s board of directors entered into an escrow agreement (“Sponsor Escrow Agreement”), providing that (i) immediately following the Closing, Sponsor and certain of Tuatara’s board of directors’ independent directors shall deposit an aggregate of 1,000,000 shares of our Common Stock (such deposited shares, the “Sponsor Earnout Shares”) into escrow, (ii) the Sponsor Earnout Shares shall be released to the Sponsor if the closing price of our Common Stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30) trading-day period ending at any time after the Closing Date and before the fifth anniversary of the Closing Date, and (iii) the Sponsor Earnout Shares will be terminated and canceled by us if such condition is not met by the fifth anniversary of the Closing Date.
Contingent and Earnout Shares
The holders of Legacy SpringBig’s common stock and the “engaged option holders” (employees or engaged consultants of Legacy SpringBig who held Legacy SpringBig options at the effective time of the business combination and who remains employed or engaged by Legacy SpringBig at the time of such payment of contingent shares) shall be entitled to receive their pro rata portion of such number of shares, fully paid and free and clear of all liens other than applicable federal and state securities law restrictions, as set forth below upon satisfaction of any of the following conditions:
a.
7,000,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $12.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date;

b.
2,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $15.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date; and

c.
1,250,000 contingent shares if the closing price of the Company’s common stock equals or exceeds $18.00 per share on any twenty (20) trading days in a thirty (30)-trading day period at any time after the Closing Date and no later than 60 months following the Closing Date.

With the consummation of the business combination, the Company’s authorized capital stock is 350,000,000 shares, consisting of 300,000,000 shares of common stock and 50,000,000 shares of preferred stock, with par value of 0.0001 per share.